SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Apr. 11, 2024	Mar. 09, 2024	Jun. 17, 2020	Mar. 31, 2024	Sep. 30, 2023	Jan. 17, 2023	Sep. 30, 2022	Jun. 24, 2020	Dec. 11, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value		$ 0.001			$ 0.001		$ 0.001		$ 0.0001
Common Stock, Shares Authorized		270,000,000			270,000,000		270,000,000		500,000,000
Common Stock, Shares, Issued			1,550,000		1,173,867	275,000	839,623	516,667
Common Stock, Shares, Outstanding				1,413,867	1,173,867	275,000	839,623	516,667
Reverse stock split, description	1-for-10	1-for10	1-for-3 shares
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value					$ 0.001		$ 0.001
Common Stock, Shares Authorized					270,000,000		270,000,000
Common Stock, Shares, Issued					1,173,867		839,623
Common Stock, Shares, Outstanding					1,173,867		839,623